Financial liabilities at amortized cost (Tables)	12 Months Ended
Dec. 31, 2022
Financial Liabilities At Amortised Cost [Abstract]
Table of Bank Loans

	December 31, 2022	December 31, 2021
Local financial institutions	19,225,493	22,815,092
Foreign financial institutions	559,652	—
BCRA	87,997	88,691

TOTAL	19,873,142	22,903,783

Table of Deposits

	December 31, 2022	December 31, 2021

Savings Accounts	499,037,378	555,534,445
Time deposits	414,773,153	336,738,717
Checking accounts	253,464,723	331,959,368
Investment accounts	125,945,113	116,623,934
Other	10,579,718	12,652,500

TOTAL	1,303,800,085	1,353,508,964

Table of Other Financial Liabilities

	December 31, 2022	December 31, 2021
Obligations for financing of purchases (1)	82,584,306	89,019,876
Collections and other transactions on behalf of third parties	8,428,501	10,168,381
Creditors for spot transactions pending settlement	6,559,853	2,794,685
Lease liabilities (See Notes 2.3.8 and 39)	4,126,737	5,691,452
Accrued commissions payable	40,843	68,565
Other	16,692,181	12,234,837

TOTAL	118,432,421	119,977,796